Taxes On Income - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Corporate tax rate	26.50%	26.50%	25.00%
Minimum obligation to invest during five years period		$ 111,000
Undistributed earnings of foreign subsidiaries	$ 178,636
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries	27,909
Unrecognized tax benefit	893
Uncertain tax positions interest expense	7,534	6,214	$ 20,857
Uncertain tax positions accrued interest	$ 17,413	$ 9,879
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate			15.00%
Minimum | Israel
Operating Loss Carryforwards [Line Items]
Regular tax rate reduced	25.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate			20.00%
Maximum | Israel
Operating Loss Carryforwards [Line Items]
Regular tax rate reduced	26.50%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward	$ 531,643
Operating loss carry forward expiration years	2018
U S State
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward	$ 96,955
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2016
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2024
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward	$ 15,924
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2019
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2034
January 1, 2014 thereafter
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate				16.00%
Two Thousand Twelve
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate				12.50%
2013
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate				12.50%